Segment Information	6 Months Ended
Sep. 30, 2024
Segment Reporting [Abstract]
Segment Information
25.	Segment Information
The financial information about the operating segments reported below is that which is available for each segment and evaluated regularly by the chief operating decision maker in charge of resource allocation and performance assessment.
An overview of operations for each of the ten segments follows below.

Corporate Financial Services and Maintenance Leasing	:	Finance and fee business; leasing and rental of automobiles, electronic measuring instruments and ICT-related equipment
Real Estate	:	Real estate development, rental and management; facility operations; real estate asset management
PE Investment and Concession	:	Private equity investment; concession
Environment and Energy	:	Domestic and overseas renewable energy; electric power retailing; ESCO services; sales of solar panels; recycling and waste management
Insurance	:	Life insurance
Banking and Credit	:	Banking; consumer finance
Aircraft and Ships	:	Aircraft investment and management; ship-related finance and investment
ORIX USA	:	Finance, investment and asset management in the Americas
ORIX Europe	:	Asset management of global equity and fixed income
Asia and Australia	:	Finance and investment businesses in Asia and Australia

The accounting policies of the segments are almost the same as those described in Note 2 “Significant Accounting and Reporting Policies” except for the treatment of income tax expenses, net income attributable to noncontrolling interests, and net income attributable to redeemable noncontrolling interests. The chief operating decision maker evaluates the performance of the segments based on the amount equivalent to income before income taxes, net income attributable to noncontrolling interests and net income attributable to redeemable noncontrolling interests before the applicable tax effects. Income taxes are not included in segment profits or losses because management evaluates segments’ performance on a pre-tax
basis. Most of selling, general and administrative expenses, including compensation costs that are directly related to the revenue generating activities of each segment and excluding the expenses that should be borne by ORIX Group as a whole, have been accumulated by and charged to each segment. Gains and losses that management does not consider for evaluating the performance of the segments, such as certain interest expenses and write-downs of certain long-lived assets and certain foreign exchange gains or losses (included in other (income) and expense) are excluded from the segment profits or losses, and are regarded as corporate items.
Assets attributed to each segment are total assets except for certain cash and head office assets.
The presentation of equity method investment has been changed since the fourth quarter of fiscal 2024. As a result, segment data for the six months ended September 30, 2023 have been retrospectively reclassified.

Since April 1, 2024, the interest expense allocation method for each segment was changed to include a part of interest expenses in corporate profits (losses) in the reconciliation of segment profits to the condensed consolidated financial statement amounts. As a result, segment data for the six months ended September 30, 2023 have been retrospectively reclassified.
Since April 1, 2024, the scope of segment assets was changed to include cash and cash equivalents, trade notes, accounts and other receivable, and others. As a result, segment data as of for the end of fiscal 2024 have been retrospectively reclassified.
Segment information for the six months ended September 30, 2023 and six months ended September 30, 2024 is as follows:

	Millions of yen
	Six months ended September 30, 2023
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Finance revenues	¥31,398	¥3,008	¥814	¥720	¥144	¥39,630	¥4,051
Gains on investment securities and dividends	2,167	479	228	(8)	0	187	232
Operating leases	132,122	24,289	19,957	40	0	0	21,867
Life insurance premiums and related investment income	0	0	0	0	287,026	0	0
Sales of goods and real estate	2,135	52,514	114,149	1,658	0	0	97
Services income	52,421	139,003	38,128	79,562	1,416	3,111	2,999

Total Segment Revenues	220,243	219,293	173,276	81,972	288,586	42,928	29,246

Interest expense	2,699	1,427	1,690	5,046	0	2,608	5,089
Costs of operating leases	95,428	12,537	13,352	9	0	0	10,278
Life insurance costs	0	0	0	0	222,032	0	0
Costs of goods and real estate sold	1,681	40,754	79,379	1,005	0	0	97
Services expense	28,361	118,397	26,666	53,908	0	3,436	506
Other (income) and expense	8,326	(301)	(605)	963	(3)	(276)	(2,973)
Selling, general and administrative expenses	43,938	20,611	42,498	9,036	29,105	16,041	4,936
Provision for credit losses, and write-downs of long-lived assets and securities	388	434	191	25	0	4,116	(0)

Total Segment Expenses	180,821	193,859	163,171	69,992	251,134	25,925	17,933

Equity in Net income (Loss) of equity method investments and others	1,951	2,076	(180)	148	(1)	(201)	7,481

Segment Profits	41,373	27,510	9,925	12,128	37,451	16,802	18,794

Significant non-cash items:
Depreciation and amortization	75,456	9,118	13,537	13,780	6,159	708	10,602
Increase in policy liabilities and policy account balances	0	0	0	0	100,338	0	0
Expenditures for long-lived assets	88,875	29,607	9,568	26,808	224	4	126,481

	Millions of yen
	Six months ended September 30, 2023
	ORIX USA	ORIX Europe	Asia and Australia	Total
Finance revenues	¥57,662	¥1,053	¥34,208	¥172,688
Gains on investment securities and dividends	4,591	1,889	375	10,140
Operating leases	699	0	58,496	257,470
Life insurance premiums and related investment income	0	0	0	287,026
Sales of goods and real estate	231	0	153	170,937
Services income	24,554	101,332	11,847	454,373

Total Segment Revenues	87,737	104,274	105,079	1,352,634

Interest expense	24,363	141	16,225	59,288
Costs of operating leases	104	0	43,447	175,155
Life insurance costs	0	0	0	222,032
Costs of goods and real estate sold	139	0	145	123,200
Services expense	1,535	25,938	7,365	266,112
Other (income) and expense	(1,400)	(196)	(1,047)	2,488
Selling, general and administrative expenses	41,581	61,258	20,000	289,004
Provision for credit losses, and write-downs of long-lived assets and securities	1,005	0	3,009	9,168

Total Segment Expenses	67,327	87,141	89,144	1,146,447

Equity in Net income (Loss) of equity method investments and others	1,081	2,403	2,585	17,343

Segment Profits	21,491	19,536	18,520	223,530

Significant non-cash items:
Depreciation and amortization	1,859	3,221	42,083	176,523
Increase in policy liabilities and policy account balances	0	0	0	100,338
Expenditures for long-lived assets	340	130	89,850	371,887

	Millions of yen
	Six months ended September 30, 2024
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Finance revenues	¥30,890	¥2,467	¥5,978	¥616	¥159	¥28,818	¥3,333
Gains on investment securities and dividends	1,460	845	586	(8)	0	65	139
Operating leases	139,859	37,842	20,605	39	0	0	41,900
Life insurance premiums and related investment income	0	0	0	0	235,014	0	0
Sales of goods and real estate	1,812	61,793	122,384	1,481	0	0	196
Services income	54,783	157,232	31,473	86,834	(1)	1,567	5,734

Total Segment Revenues	228,804	260,179	181,026	88,962	235,172	30,450	51,302

Interest expense	3,278	1,172	1,655	6,211	81	2,745	8,563
Costs of operating leases	98,878	11,941	13,072	9	0	0	17,581
Life insurance costs	0	0	0	0	166,834	0	0
Costs of goods and real estate sold	1,489	49,789	84,951	836	0	0	199
Services expense	29,522	125,059	21,928	65,705	0	4,433	2,151
Other (income) and expense	8,757	703	(449)	562	(140)	106	(2,543)
Selling, general and administrative expenses	45,051	20,873	43,194	10,828	27,539	10,635	5,004
Provision for credit losses, and write-downs of long-lived assets and securities	1,060	60	93	238	1	308	(0)

Total Segment Expenses	188,035	209,597	164,444	84,389	194,315	18,227	30,955

Equity in Net income (Loss) of equity method investments and others	4,797	(225)	30,415	(2,227)	(0)	884	11,664

Segment Profits	45,566	50,357	46,997	2,346	40,857	13,107	32,011

Significant non-cash items:
Depreciation and amortization	77,763	9,494	12,910	16,713	14,842	326	13,728
Increase in policy liabilities and policy account balances	0	0	0	0	41,053	0	0
Expenditures for long-lived assets	100,876	40,706	7,941	21,293	77	0	174,188

	Millions of yen
	Six months ended September 30, 2024
	ORIX USA	ORIX Europe	Asia and Australia	Total
Finance revenues	¥53,163	¥1,990	¥37,885	¥165,299
Gains on investment securities and dividends	(280)	3,821	(47)	6,581
Operating leases	292	0	67,510	308,047
Life insurance premiums and related investment income	0	0	0	235,014
Sales of goods and real estate	235	0	246	188,147
Services income	22,255	120,866	12,016	492,759

Total Segment Revenues	75,665	126,677	117,610	1,395,847

Interest expense	22,225	373	20,972	67,275
Costs of operating leases	649	0	48,902	191,032
Life insurance costs	0	0	0	166,834
Costs of goods and real estate sold	151	0	229	137,644
Services expense	854	32,629	7,599	289,880
Other (income) and expense	(2,284)	4,609	(621)	8,700
Selling, general and administrative expenses	45,360	69,026	21,782	299,292
Provision for credit losses, and write-downs of long-lived assets and securities	1,617	115	4,555	8,047

Total Segment Expenses	68,572	106,752	103,418	1,168,704

Equity in Net income (Loss) of equity method investments and others	9,514	872	4,932	60,626

Segment Profits	16,607	20,797	19,124	287,769

Significant non-cash items:
Depreciation and amortization	1,736	3,202	47,103	197,817
Increase in policy liabilities and policy account balances	0	0	0	41,053
Expenditures for long-lived assets	878	480	86,152	432,591

Segment information as of March 31, 2024 and September 30, 2024 is as follows:

	Millions of yen
	As of March 31, 2024
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Net investment in leases	¥567,735	¥51,978	¥1,238	¥3,104	¥0	¥0	¥0
Installment loans	346,840	52	115,629	2,255	11,792	2,378,183	60,468
Investment in operating leases	535,655	278,191	56,286	250	26,876	0	557,867
Investment in securities	36,683	4,036	36,729	571	2,236,495	311,237	11,960
Property under facility operations and servicing assets	17,404	165,387	41,416	453,252	0	0	0
Inventories	928	174,990	47,553	2,463	0	0	733
Advances for finance lease and operating lease	3,400	114,649	5	0	0	0	9,232
Equity method investments	14,984	143,751	118,310	219,018	29,742	43,601	399,061
Advances for property under facility operations	0	8,183	4,466	44,962	0	0	0
Goodwill, intangible assets acquired in business combinations	28,693	52,898	351,202	121,174	4,452	0	19,114
Other assets	224,998	115,972	293,813	129,385	612,570	201,196	111,206

Segment Assets	1,777,320	1,110,087	1,066,647	976,434	2,921,927	2,934,217	1,169,641

	Millions of yen
	As of March 31, 2024
	ORIX USA	ORIX Europe	Asia and Australia	Total
Net investment in leases	¥505	¥0	¥530,426	¥1,154,986
Installment loans	699,384	0	343,936	3,958,539
Investment in operating leases	9,858	0	395,573	1,860,556
Investment in securities	509,172	82,568	33,520	3,262,971
Property under facility operations and servicing assets	79,747	0	1,849	759,055
Inventories	159	0	224	227,050
Advances for finance lease and operating lease	0	0	3,017	130,303
Equity method investments	61,415	11,907	271,682	1,313,471
Advances for property under facility operations	0	0	0	57,611
Goodwill, intangible assets acquired in business combinations	176,785	364,773	7,313	1,126,404
Other assets	157,459	202,891	121,693	2,171,183

Segment Assets	1,694,484	662,139	1,709,233	16,022,129

	Millions of yen
	As of September 30, 2024
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Net investment in leases	¥561,576	¥48,277	¥1,064	¥2,436	¥0	¥0	¥0
Installment loans	363,951	41	119,949	2,784	11,951	2,368,834	44,765
Investment in operating leases	545,046	315,784	57,463	243	26,742	0	643,430
Investment in securities	29,834	1,623	9,182	577	2,215,325	311,975	11,095
Property under facility operations and servicing assets	17,281	160,902	32,730	473,394	0	0	29
Inventories	621	168,672	42,333	2,701	0	0	1,896
Advances for finance lease and operating lease	3,218	76,221	4	0	0	0	18,062
Equity method investments	14,676	173,186	129,267	246,490	31,818	44,423	375,458
Advances for property under facility operations	0	10,787	113	52,905	0	0	0
Goodwill, intangible assets acquired in business combinations	25,971	51,850	343,976	128,736	4,452	0	29,337
Other assets	243,986	103,842	252,205	136,046	610,879	196,192	97,904

Segment Assets	1,806,160	1,111,185	988,286	1,046,312	2,901,167	2,921,424	1,221,976

	Millions of yen
	As of September 30, 2024
	ORIX USA	ORIX Europe	Asia and Australia	Total
Net investment in leases	¥455	¥0	¥545,487	¥1,159,295
Installment loans	596,207	0	317,970	3,826,452
Investment in operating leases	11,486	0	397,101	1,997,295
Investment in securities	484,048	86,924	34,499	3,185,082
Property under facility operations and servicing assets	73,571	0	1,736	759,643
Inventories	212	0	156	216,591
Advances for finance lease and operating lease	0	0	3,864	101,369
Equity method investments	57,845	11,592	277,269	1,362,024
Advances for property under facility operations	0	0	0	63,805
Goodwill, intangible assets acquired in business combinations	165,697	351,985	7,003	1,109,007
Other assets	150,554	212,496	122,888	2,126,992

Segment Assets	1,540,075	662,997	1,707,973	15,907,555

The reconciliation of segment totals to the condensed consolidated financial statement amounts is as follows:

	Millions of yen
	Six months ended September 30, 2023	Six months ended September 30, 2024
Segment revenues:
Total revenues for segments	¥1,352,634	¥1,395,847
Revenues related to corporate assets	34,142	34,620
Revenues from inter-segment transactions	(26,820)	(26,834)

Total consolidated revenues	¥1,359,956	¥1,403,633

Segment profits:
Total profits for segments	¥223,530	¥287,769
Corporate profits (losses)	(42,011)	(30,109)
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests	2,948	(669)

Total consolidated income before income taxes	¥184,467	¥256,991

The following information represents disaggregation of revenues for revenues from contracts with customers, by goods and services category and geographical location for the six months ended September 30, 2023 and 2024.
For the six months ended September 30, 2023

	Millions of yen
	Six months ended September 30, 2023
	Reportable segments
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Goods or services category
Sales of goods	¥2,135	¥1,730	¥114,149	¥1,658	¥0	¥0	¥97
Real estate sales	0	50,784	0	0	0	0	0
Asset management and servicing	145	4,858	0	92	0	294	28
Automobile related services	31,951	0	0	138	0	0	0
Facilities operation	0	37,754	0	0	0	0	0
Environment and energy services	1,598	25	38	78,964	0	0	0
Real estate management and brokerage	0	50,148	0	0	0	0	0
Real estate contract work	0	45,377	20,982	0	0	0	0
Other	18,727	841	17,108	368	1,416	2,817	2,971

Total revenues from contracts with customers	54,556	191,517	152,277	81,220	1,416	3,111	3,096

Other revenues *	165,687	27,776	20,999	752	287,170	39,817	26,150

Segment revenues/Total revenues	¥220,243	¥219,293	¥173,276	¥81,972	¥288,586	¥42,928	¥29,246

	Millions of yen
	Six months ended September 30, 2023
	Reportable segments				Corporate revenue and intersegment transactions	Total revenues
	ORIX USA	ORIX Europe	Asia and Australia	Total
Goods or services category
Sales of goods	¥226	¥0	¥153	¥120,148	¥2,863	¥123,011
Real estate sales	5	0	0	50,789	0	50,789
Asset management and servicing	8,697	101,374	23	115,511	(119)	115,392
Automobile related services	0	0	11,158	43,247	2	43,249
Facilities operation	0	0	0	37,754	578	38,332
Environment and energy services	459	0	0	81,084	(896)	80,188
Real estate management and brokerage	0	0	0	50,148	(664)	49,484
Real estate contract work	0	0	0	66,359	23	66,382
Other	2,383	(42)	634	47,223	4,680	51,903

Total revenues from contracts with customers	11,770	101,332	11,968	612,263	6,467	618,730

Other revenues *	75,967	2,942	93,111	740,371	855	741,226

Segment revenues/Total revenues	¥87,737	¥104,274	¥105,079	¥1,352,634	¥7,322	¥1,359,956

For the six months ended September 30, 2024

	Millions of yen
	Six months ended September 30, 2024
	Reportable segments
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Goods or services category
Sales of goods	¥1,812	¥1,972	¥122,384	¥1,481	¥0	¥0	¥196
Real estate sales	0	59,821	0	0	0	0	0
Asset management and servicing	170	3,549	0	63	0	0	22
Automobile related services	32,327	0	0	106	0	0	0
Facilities operation	0	40,003	0	0	0	0	0
Environment and energy services	1,747	23	36	86,340	0	0	0
Real estate management and brokerage	0	51,132	0	0	0	0	0
Real estate contract work	0	51,013	22,973	0	0	0	0
Other	20,539	1,002	8,464	310	(1)	1,567	5,712

Total revenues from contracts with customers	56,595	208,515	153,857	88,300	(1)	1,567	5,930

Other revenues *	172,209	51,664	27,169	662	235,173	28,883	45,372

Segment revenues/Total revenues	¥228,804	¥260,179	¥181,026	¥88,962	¥235,172	¥30,450	¥51,302

	Millions of yen
	Six months ended September 30, 2024
	Reportable segments				Corporate revenue and intersegment transactions	Total revenues
	ORIX USA	ORIX Europe	Asia and Australia	Total
Goods or services category
Sales of goods	¥235	¥0	¥246	¥128,326	¥2,727	¥131,053
Real estate sales	0	0	0	59,821	0	59,821
Asset management and servicing	6,845	120,784	37	131,470	(116)	131,354
Automobile related services	0	0	11,239	43,672	0	43,672
Facilities operation	0	0	0	40,003	675	40,678
Environment and energy services	0	0	0	88,146	(681)	87,465
Real estate management and brokerage	0	0	0	51,132	(713)	50,419
Real estate contract work	0	0	0	73,986	(896)	73,090
Other	1,376	82	647	39,698	5,790	45,488

Total revenues from contracts with customers	8,456	120,866	12,169	656,254	6,786	663,040

Other revenues *	67,209	5,811	105,441	739,593	1,000	740,593

Segment revenues/Total revenues	¥75,665	¥126,677	¥117,610	¥1,395,847	¥7,786	¥1,403,633

*
Other revenues include revenues that are not in the scope of revenue from contracts with customers, such as life insurance premiums and related investment income, operating leases, finance revenues that include interest income, and others.